Derivatives (Tables)	3 Months Ended
Jul. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Instruments

The table summarizes the Company’s derivative instruments:

	Preferred A Warrants	Preferred B Shares	Preferred B Option/Warrants	Note conversion features	Warrants	Consulting warrants	Total
Balance, April 30, 2011	3,219,700	-	5,122,294	2,869,630	2,796,890	491,380	14,499,894
Exercise of Preferred B Options (b)	-	-	(4,846,941)	-	-	-	(4,846,941)
Expiry of Preferred B Options (b)	-	-	(661,259)	-	-	-	(661,259)
Issuance of Preferred B shares and warrants (b)	-	1,662,100	3,677,600	-	-	-	5,339,700
Change in fair value	(3,038,040)	(1,635,701)	(3,014,510)	(2,697,876)	(2,707,058)	(480,591)	(13,573,776)
Balance, April 30, 2012	$181,660	26,399	$277,184	$171,754	$89,832	$10,789	$757,618
Change in fair value	742,340	184,789	785,356	178,946	542,068	67,051	2,500,550
Balance, July 31, 2012	$924,000	$211,188	$1,062,540	$350,700	$631,900	$77,840	$3,258,168

Fair Values of Derivative Instruments Weighted Average Assumptions

At July 31, 2012 and April 30, 2012, the fair values of derivative instruments were estimated using the Binomial pricing model based on the following weighted-average assumptions:

	Preferred A Warrants	Preferred B Option/Shares/Warrants	Conversion Feature Derivative	Senior Warrants	Consulting Warrants
Risk-free rate	0.23%-0.27%	0.20%-1.00%	0.20%-0.38%	0.20%-0.27%	0.20%-0.23%
Expected volatility	104%-109%	104%-109%	104%-109%	104%-109%	104%-109%
Expected life	2.1-3.3 years	0.85-4.11 years	0.01-1.25 years	1.00-1.74 years	1.00-1.66 years

Summary of Derivative Warrants Outstanding and Exercisable

The following table summarizes derivative warrants outstanding and exercisable as at July 31, 2012:

Issuance	Number of Warrants	Weighted Avg. Exercise Price	Weighted Avg. Life Remaining
Preferred A Warrants	19,250,000	$0.20	2.08 years
Preferred B Warrants	15,399,125	0.20	3.85 years
Senior I Warrants	12,500,000	0.20	1.00 year
Senior II Warrants	9,200,000	0.25	1.50 years
Consulting Warrants	2,720,000	0.25	1.31 years
	59,069,125	$0.21	2.25 years

Summary of Warrants

During 2010, the Company issued the warrants to consultants for professional services:

				Fair Value
Date of Issue	Number of Warrants	Exercise Price	Expiry Date	Issue Date	July 31, 2012	April 30, 012
July 30, 2010	720,000	$0.25	July 30, 2013	$81,510	$15,840	$1,731
December 28, 2010	2,000,000	$0.25	Dec. 28, 2013	85,300	62,000	9,053
	2,720,000			$166,810	$77,840	$10,789